Intangible Assets and Goodwill (Details Narrative) (10Q) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 10
Amortization expense intangible assets reminder fiscal year	32
Amortization expense intangible assets next twelve months	42
Amortization expense intangible assets year two	42
Amortization expense intangible assets year three	42
Amortization expense intangible assets year four	42
Amortization expense intangible assets five years	42
Goodwill	759	$ 748
Increase decrease in goodwill	$ 11